Condensed Financial Information (Parent Company Only) - Condensed Statements of Cash Flows (Details) - USD ($) $ in Thousands		3 Months Ended								12 Months Ended
	Oct. 15, 2018	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018
Operating Activities
Net income		$ 1,769	$ 1,781	$ 1,646	$ 1,614	$ 591	$ 1,331	$ 1,212	$ 1,148	$ 6,810	$ 4,282
Items not requiring (providing) cash
Amortization of ESOP and share-based compensation plans										293	287
Net cash provided by operating activities										8,617	5,755
Investing Activities
Cash paid for acquisition of Powhatan Point Community Bancshares, Inc.	$ (1,529)
Net cash used in investing activities										(95,793)	(62,547)
Financing Activities
Proceeds from issuance of subordinated debentures, net of origination fees										19,383	0
Repurchase of common stock										(416)
Dividends paid to stockholders										(3,226)	(3,221)
Net cash provided by (used in) financing activities										76,908	67,730
Net Change in Cash and Cash Equivalents										(10,268)	10,938
Cash and Cash Equivalents, Beginning of Year					25,253				14,315	25,253	14,315
Cash and Cash Equivalents, End of Year		14,985				25,253				14,985	25,253
Parent Company
Operating Activities
Net income										6,810	4,282
Items not requiring (providing) cash
Equity in undistributed income of subsidiary										(1,930)	(1,557)
Amortization of ESOP and share-based compensation plans										565	567
Net change in other assets and other liabilities										65	282
Net cash provided by operating activities										5,510	3,574
Investing Activities
Equity infusion into the Bank										(16,000)
Cash paid for acquisition of Powhatan Point Community Bancshares, Inc.										0	(1,529)
Net cash used in investing activities										(16,000)	(1,529)
Financing Activities
Proceeds from issuance of subordinated debentures, net of origination fees										19,383
Repurchase of common stock										(416)
Dividends paid to stockholders										(3,226)	(3,221)
Net cash provided by (used in) financing activities										15,741	(3,221)
Net Change in Cash and Cash Equivalents										5,251	(1,176)
Cash and Cash Equivalents, Beginning of Year					$ 1,595				$ 2,771	1,595	2,771
Cash and Cash Equivalents, End of Year		$ 6,846				$ 1,595				$ 6,846	$ 1,595